UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC

(Exact Name of Registrant as Specified in Charter)

One Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices)         (Zip Code)

John G. Popp

Credit Suisse Asset Management Income Fund, Inc.

One Madison Avenue

New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 to June 30, 2015

Item 1. Reports to Stockholders.

Credit Suisse Asset Management
Income Fund, Inc.

One Madison Avenue

New York, NY 10010

Directors

Steven N. Rappaport

Chairman of the Board

Enrique R. Arzac

Terry Fires Bovarnick

James J. Cattano

Lawrence J. Fox

John G. Popp

Officers

John G. Popp

Chief Executive Officer and President

Thomas J. Flannery

Chief Investment Officer

Emidio Morizio

Chief Compliance Officer

Lou Anne McInnis

Chief Legal Officer

Rocco DelGuercio

Chief Financial Officer and Treasurer

Karen Regan

Senior Vice President and Secretary

Investment Adviser

Credit Suisse Asset Management, LLC

One Madison Avenue

New York, NY 10010

Administrator and Custodian

State Street Bank and Trust Co.

One Lincoln Street

Boston, MA 02111

Shareholder Servicing Agent

Computershare Trust Company, N.A.

P.O. Box 30170

College Station, TX 77842-3170

Legal Counsel

Willkie Farr & Gallagher LLP

787 7th Avenue

New York, NY 10019

Independent Registered Public Accounting Firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Credit Suisse Asset Management

Income Fund, Inc.

SEMIANNUAL REPORT

June 30, 2015

(unaudited)

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report

June 30, 2015 (unaudited)

August 19, 2015

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) for the semiannual period ended June 30, 2015.

Performance Summary

12/31/14 – 06/30/15

Fund & Benchmark	Performance
Total Return (based on NAV)[1]	4.45%
Total Return (based on market value)[1]	1.32%
BofA Merrill Lynch US High Yield Master II Constrained Index[2]	2.50%

Market Review: Issuance Slows Despite Positive Performance

The semiannual period ended June 30, 2015 was mixed for the high yield market. Positive macro-economic headlines during the first quarter led to a risk asset rally that drove positive returns. However, as the market headed into the second quarter, increased equity volatility, weakened technicals and wider sovereign yields led to muted returns. The BofA Merrill Lynch US High Yield Master II Constrained Index, the Fund’s benchmark, returned 2.50% for the period.

Yields were unchanged, ending the period at 6.65%. Spreads were slightly tighter, ending the period at +509 basis points (bps) versus +513 bps. For the period, B rated bonds led the market, returning 3.18%, followed by CCC rated bonds at 1.77% and BB rated bonds at 1.43%.

Par-weighted defaults ended the period at 1.88% — well below historical figures. While the overall default rates have been low, there has been outsized representation in the energy and coal sectors.

New issuance in the high yield market totaled $191.2 billion on a year-to-date basis, down 9% when compared to the first six months of 2014, according to JPMorgan.

Strategic Review and Outlook: Fed Hike Could Lead to Continued Volatility

For the semiannual period ended June 30, 2015, the Fund outperformed the benchmark on a NAV basis, but underperformed the benchmark on a market price basis. Exposures in B rated bonds as well as oil field equipment contributed to relative performance, while names in metals and theater & entertainment detracted from relative performance.

With increased volatility over the past few months, we continue to expect elevated dispersion going forward, making security selection an increasingly important contributor to returns.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report

June 30, 2015 (unaudited)

Excluding energy, the current fundamental backdrop continues to be benign with default expectations for the high yield market anticipated to remain below historical averages. However, a potential Fed rate hike is on the horizon and this could lead to continued market volatility in the near future.

Thomas J. Flannery	John G. Popp
Chief Investment Officer*	Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as “junk bonds.” Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund’s management are as of the date of the letter and the Fund holdings described in this document are as of June 30, 2015; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

[1]	Assuming reinvestment of dividends of $0.132 per share.
[2]	The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer’s allocation is limited to 2% of the Index. The index does not have transaction costs and investors cannot invest directly in the index.
*	Thomas J. Flannery, Managing Director, is the Head of the Credit Suisse U.S. High Yield Management Team. Mr. Flannery joined Credit Suisse Asset Management, LLC (“Credit Suisse”) in June 2010. He is a portfolio manager for Credit Investments Group (“CIG”) with responsibility for trading, directing investment decisions, originating and analyzing investment opportunities. Mr. Flannery is also a member of the CIG Credit Committee and is currently a high yield bond portfolio manager and trader for CIG. Mr. Flannery joined Credit Suisse AG in 2000 from First Dominion Capital, LLC where he was an Associate. Mr. Flannery holds a B.S. in Finance from Georgetown University.
**	John G. Popp is a Managing Director of Credit Suisse and Group Head and Chief Investment Officer of the Credit Investments Group (“CIG”), with primary responsibility for making investment decisions and monitoring processes for CIG’s global investment strategies. Mr. Popp also serves as the Chief Executive Officer of the Credit Suisse Funds, as well as serving as Director, Chief Executive Office and President for the Credit Suisse Asset Management Income Fund, Inc. and Trustee, Chief Executive Officer and President of the Credit Suisse High Yield Bond Fund. Mr. Popp has been associated with Credit Suisse since 1997.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report (continued)

June 30, 2015 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of June 30, 2015)

S&P Ratings**

BBB	0.3%
BB	21.6
B	44.2
CCC	24.3
NR	7.0

Subtotal	97.4
Equity and Other	0.00
Short-Term Investment[1]	2.6

Total	100.0%

*	Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.
**	Credit Quality is based on S&P Ratings. S&P is a main provider of ratings for Credit Asset Classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P Ratings.
[1]	Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at June 30, 2015, if applicable.

Average Annual Returns

June 30, 2015 (unaudited)

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	1.35%	7.73%	9.27%	8.11%
Market Value	(5.03)%	1.24%	6.85%	6.04%

Credit Suisse may waive fees and/or reimburses expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance. Total investment return at net asset value is based on changes in the net asset value of fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on changes in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV. Past performance is no guarantee of future results. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return and market price and NAV will fluctuate. Performance information current to the most recent month-end is available by calling 1-800-293-1232.

The annualized gross and net expense ratios are 0.69%.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

June 30, 2015 (unaudited)

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (77.8%)
Advertising (2.6%)
$425		Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	$437,219
1,475		Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	1,541,375
1,270		Southern Graphics, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 106.28)[1]	(CCC+, Caa1)	10/15/20	8.375	1,308,100
1,650		WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 01/15/16 @ 104.50)[1]	(B+, B1)	01/15/21	6.000	1,691,250

						4,977,944

Auto Parts & Equipment (1.8%)
570		EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)[1]	(BB+, Ba2)	04/30/23	5.000	566,614
1,150		MPG Holdco I, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 105.53)	(B+, B3)	10/15/22	7.375	1,230,500
1,750		UCI International, Inc., Global Company Guaranteed Notes (Callable 07/31/15 @ 104.31)	(CCC-, Caa2)	02/15/19	8.625	1,566,250

						3,363,364

Banking (0.8%)
1,500		CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/15 @ 105.81)[1]	(B+, B1)	02/15/18	7.750	1,575,000
—	[4]	FCC Holdings Finance Subsidiary, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/31/15 @ 100.00)[1,2,3]	(CCC, Ca)	12/15/15	13.000	7

						1,575,007

Building & Construction (1.7%)
1,200		AV Homes, Inc., Global Company Guaranteed Notes (Callable 07/01/16 @ 106.38)	(B-, Caa1)	07/01/19	8.500	1,167,000
500		K Hovnanian Enterprises, Inc., Global Senior Secured Notes	(CCC+, Ba3)	11/01/21	2.000	332,500
700		NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)[1]	(B+, B3)	01/15/23	8.250	749,000
900		PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)[1]	(CCC+, Caa1)	05/15/23	9.000	888,750

						3,137,250

Building Materials (2.8%)
2,000		Euramax International, Inc., Global Senior Secured Notes (Callable 7/16/15 @ 100.00)[5]	(CCC, Caa2)	04/01/16	9.500	1,980,000
1,000		Headwaters, Inc., Global Company Guaranteed Notes (Callable 01/15/16 @ 103.63)	(B-, Caa1)	01/15/19	7.250	1,045,000
1,288		Interline Brands, Inc.,10.000% Cash,10.750% PIK, Global Senior Unsecured Notes (Callable 07/31/15 @ 105.00)[5,6]	(CCC+, Caa2)	11/15/18	20.750	1,349,180
875		Summit Materials Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/18 @ 103.06)[1]	(NR, Caa2)	07/15/23	6.125	879,375

						5,253,555

Cable & Satellite TV (4.7%)
800		Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/15/16 @ 104.88)[1]	(BB-, B1)	01/15/22	6.500	802,000
400		Altice S.A., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 103.81)[1]	(B, B3)	02/15/25	7.625	377,000
925		Altice S.A., Rule 144A, Company Guaranteed Notes (Callable 05/15/17 @ 105.81)[1]	(B, B3)	05/15/22	7.750	897,250
1,750		Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)[1]	(B+, B1)	02/01/20	7.250	1,793,750
600		Cablevision Systems Corp., Senior Unsecured Notes	(B, B1)	04/15/20	8.000	652,500
1,000		DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	06/01/21	6.750	1,045,000
230		DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	11/15/24	5.875	221,519
1,000		Harron Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 104.56)[1]	(BB-, B3)	04/01/20	9.125	1,085,000
700		Numericable-SFR SAS, Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)[1]	(B+, Ba3)	05/15/22	6.000	691,687
1,200		Numericable-SFR SAS, Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)[1]	(B+, Ba3)	05/15/24	6.250	1,183,500
200		Virgin Media Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 01/15/20 @ 102.88)[1]	(B, B2)	01/15/25	5.750	200,500

						8,949,706

Chemicals (4.7%)
1,175		A Schulman, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/18 @ 105.16)[1]	(B+, B3)	06/01/23	6.875	1,204,375
679		AVINTIV Specialty Materials, Inc., Global Senior Secured Notes (Callable 07/31/15 @ 103.88)	(B-, B2)	02/01/19	7.750	701,068

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Chemicals
$1,000	AVINTIV Specialty Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 105.16)[1]	(CCC+, Caa1)	06/01/19	6.875	$923,750
500	Chemtura Corp., Company Guaranteed Notes (Callable 07/15/16 @ 104.31)	(BB-, B1)	07/15/21	5.750	510,000
1,450	GrafTech International Ltd., Global Company Guaranteed Notes (Callable 11/15/16 @ 103.19)	(BB-, B1)	11/15/20	6.375	1,326,750
750	Ineos Group Holdings S.A., Rule 144A, Secured Notes (Callable 02/15/16 @ 102.94)[1]	(B-, B3)	02/15/19	5.875	756,562
350	Ineos Group Holdings S.A., Rule 144A, Secured Notes (Callable 07/31/15 @ 103.25)[1,5]	(B-, B3)	08/15/18	6.125	358,750
1,360	OMNOVA Solutions, Inc., Global Company Guaranteed Notes (Callable 07/31/15 @ 103.94)	(B-, B2)	11/01/18	7.875	1,365,100
276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/15 @ 100.00)[1,2,7]	(NR, NR)	05/08/17	9.000	145,046
1,100	The Chemours Co., Rule 144A, Senior Unsecured Notes (Callable 05/15/20 @ 103.50)[1,5]	(NR, B1)	05/15/25	7.000	1,069,750
600	Univar, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/18 @ 103.38)[1]	(B, Caa1)	07/15/23	6.750	607,500

					8,968,651

Consumer/Commercial/Lease Financing (1.0%)
2,000	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)[1,5]	(CCC+, Caa2)	08/01/22	7.250	1,890,000

Electric - Generation (0.7%)
1,250	Dynegy, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.81)[1]	(B+, B3)	11/01/24	7.625	1,328,125

Energy - Exploration & Production (5.9%)
2,230	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(CCC+, B3)	04/15/21	6.750	2,124,075
1,200	Comstock Resources, Inc., Company Guaranteed Notes (Callable 07/31/15 @ 103.88)[5]	(CCC, Caa1)	04/01/19	7.750	510,000
900	Det Norske Oljeselskap ASA, Rule 144A, Subordinated Notes (Callable 05/27/19 @ 105.13)[1]	(NR, NR)	05/27/22	10.250	895,500
1,975	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 07/31/15 @ 104.13)[5]	(CCC+, Caa3)	02/15/18	8.250	1,199,812
957	Harkand Finance, Inc., Reg S, Rule 144A, Senior Secured Notes (Callable 03/28/16 @ 104.50)[1,8]	(NR, NR)	03/28/19	7.500	798,696
475	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)	(B+, B2)	11/01/21	6.500	475,000
895	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 09/15/17 @ 103.44)[5]	(B+, B2)	03/15/22	6.875	912,900
1,510	PDC Energy, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 103.88)	(B-, B3)	10/15/22	7.750	1,585,500
1,500	Stone Energy Corp., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.75)	(B-, B3)	11/15/22	7.500	1,312,500
1,124	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 07/31/15 @ 104.25)	(CCC+, Caa1)	06/15/19	8.500	785,395
650	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)	(BB, Ba2)	03/15/21	5.750	642,850

					11,242,228

Food & Drug Retailers (0.5%)
850	Rite Aid Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/18 @ 104.59)[1]	(CCC+, B3)	04/01/23	6.125	878,688

Food - Wholesale (0.5%)
1,000	Dole Food Co., Inc., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 103.63)[1]	(CCC+, Caa1)	05/01/19	7.250	1,012,500
7	Smithfield Foods, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/16 @ 104.41)[1]	(BB, B1)	08/01/21	5.875	7,245

					1,019,745

Forestry & Paper (0.0%)
1,000	Stone & Webster, Inc.[2,3,9]	(NR, NR)	10/23/19	0.000	1,500

Gaming (0.8%)
580	Choctaw Resort Development Enterprise, Rule 144A, Senior Unsecured Notes (Callable 07/31/15 @ 100.00)[1]	(B-, Caa1)	11/15/19	7.250	577,100
750	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)[1,10]	(B, B2)	02/15/21	8.250	887,544

					1,464,644

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Gas Distribution (2.5%)
$1,500	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	$1,698,750
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(B, B1)	06/15/24	5.625	731,250
350	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B, B1)	02/15/21	5.750	347,375
2,000	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB, B1)	03/01/20	6.500	2,005,000

					4,782,375

Health Facilities (1.7%)
1,725	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.56)[1]	(B-, B3)	08/01/19	8.750	1,756,913
1,000	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, B3)	04/01/22	8.125	1,096,000
300	Tenet Healthcare Corp., Rule 144A, Senior Unsecured Notes[1]	(CCC+, B3)	06/15/23	6.750	306,375

					3,159,288

Health Services (0.2%)
360	ExamWorks Group, Inc., Company Guaranteed Notes (Callable 04/15/18 @ 104.22)	(B-, B3)	04/15/23	5.625	370,480

Insurance Brokerage (2.2%)
1,850	A-S Merger Sub LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 103.94)[1]	(CCC+, Caa2)	12/15/20	7.875	1,961,000
775	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 07/31/15 @ 102.00)[1,6]	(CCC+, Caa2)	07/15/19	17.000	775,000
550	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 10/01/16 @ 105.91)[1]	(CCC+, Caa1)	10/01/21	7.875	562,375
900	National Financial Partners Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/16 @ 106.75)[1]	(CCC+, Caa2)	07/15/21	9.000	892,125

					4,190,500

Investments & Misc. Financial Services (2.1%)
750	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)[1,11]	(B+, B2)	10/01/19	10.375	1,289,457
1,450	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)[1]	(B+, B1)	04/01/20	7.375	1,431,875
400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)[1]	(B, B1)	04/15/22	6.875	392,000
750	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.50)[1]	(B, B2)	12/01/18	7.000	783,750

					3,897,082

Media Content (1.4%)
1,000	Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/18 @ 103.06)[1]	(B+, B3)	02/15/22	6.125	1,017,500
573	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 103.06)	(B+, B1)	10/01/22	6.125	591,623
1,000	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 11/01/16 @ 104.78)	(B+, B1)	11/01/21	6.375	1,037,500

					2,646,623

Metals & Mining - Excluding Steel (3.6%)
1,350	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)[1,5]	(CCC, Caa2)	04/01/21	7.000	897,750
230	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes[1]	(B-, B3)	10/01/18	10.000	219,650
1,050	Eldorado Gold Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/16 @ 103.06)[1]	(BB, Ba3)	12/15/20	6.125	1,044,750
1,400	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 104.75)	(B+, B3)	06/01/19	9.500	1,536,500
1,370	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 105.50)	(CCC, Caa2)	06/01/19	11.000	979,550
1,900	Taseko Mines Ltd., Company Guaranteed Notes (Callable 07/31/15 @ 103.88)	(B-, B3)	04/15/19	7.750	1,458,250
1,500	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 07/31/15 @ 104.63)[1,7]	(NR, NR)	05/15/19	9.250	667,500

					6,803,950

Oil Field Equipment & Services (4.6%)
1,900	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.75)[1,5]	(BB-, B3)	12/01/20	7.500	1,763,960
1,825	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CCC+, Caa2)	05/01/22	6.250	1,350,500

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil Field Equipment & Services
$600	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 12/01/15 @ 103.63)[1,5]	(B+, Caa1)	12/01/17	7.250	$519,000
950	Parker Drilling Co., Global Company Guaranteed Notes (Callable 01/15/18 @ 103.38)	(B+, B1)	07/15/22	6.750	824,125
1,150	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B+, B2)	03/15/22	6.125	925,750
1,500	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 07/31/15 @ 104.31)[1,5]	(B+, Ba3)	11/01/18	8.625	1,342,500
1,600	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)[1]	(CCC+, Caa1)	11/15/19	9.750	1,016,000
1,000	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/31/15 @ 103.94)[1]	(BB, B1)	01/15/19	7.875	1,005,000

					8,746,835

Oil Refining & Marketing (3.1%)
500	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 08/15/17 @ 104.69)[1]	(B+, B3)	08/15/22	6.250	493,750
2,000	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(B+, B1)	11/01/22	6.500	2,010,000
975	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 11/15/15 @ 105.34)	(BB-, B1)	11/15/20	7.125	1,009,125
1,850	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)[5]	(BB+, Ba3)	02/15/20	8.250	1,965,625
300	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B+, B3)	04/01/21	6.250	303,750

					5,782,250

Packaging (1.8%)
500	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/17 @ 103.38)[1]	(CCC+, Caa1)	01/31/21	6.750	513,750
88	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 103.50)[1]	(NR, Caa1)	11/15/20	7.000	90,441
300	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.63)[1,10]	(CCC+, Caa1)	10/15/20	9.250	355,987
1,850	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 02/15/16 @ 104.13)	(CCC+, Caa2)	02/15/21	8.250	1,928,625
450	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Unsecured Notes (Callable 02/15/18 @ 103.88)[1,10]	(B-, Caa1)	02/15/23	7.750	523,050

					3,411,853

Personal & Household Products (0.8%)
1,125	NBTY, Inc., Global Company Guaranteed Notes (Callable 07/31/15 @ 104.50)	(B-, B3)	10/01/18	9.000	1,165,781
400	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 02/01/16 @ 104.06)	(B-, Caa1)	02/01/20	8.125	429,000

					1,594,781

Pharmaceuticals (1.3%)
800	Capsugel S.A., 7.000 Cash%, 7.750% PIK, Rule 144A, Senior Unsecured Notes (Callable 07/16/15 @ 102.00)[1,6]	(B-, Caa1)	05/15/19	14.750	815,592
600	Endo Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/15/18 @ 104.50)[1]	(B, B1)	07/15/23	6.000	614,250
246	inVentiv Health, Inc., 10.000% Cash, 12.000% PIK, Rule 144A, Company Guaranteed Notes (Callable 08/15/15 @ 105.00)[1,6]	(CCC, Caa2)	08/15/18	22.000	255,757
168	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/31/15 @ 105.00)[1]	(CCC, Caa3)	08/15/18	11.000	162,960
625	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 10/15/16 @ 103.19)[1]	(B, B1)	10/15/20	6.375	659,765

					2,508,324

Printing & Publishing (1.0%)
1,790	Harland Clarke Holdings Corp., Rule 144A, Senior Secured Notes (Callable 08/01/15 @ 104.88)[1]	(B+, B1)	08/01/18	9.750	1,872,788

Property & Casualty Insurance (0.5%)
1,000	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)[1]	(CCC+, Caa2)	10/01/22	8.500	885,000

Real Estate Development & Management (0.3%)
500	DuPont Fabros Technology LP, Company Guaranteed Notes (Callable 06/15/18 @ 104.22)	(BB, Ba1)	06/15/23	5.625	493,750

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Real Estate Investment Trusts (2.0%)
$1,398	iStar Financial, Inc., Senior Unsecured Notes (Callable 07/01/16 @ 102.50)	(B+, B2)	07/01/19	5.000	$1,384,020
500	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BBB-, Ba1)	02/15/22	6.375	535,000
1,175	QTS Finance Corp., Global Company Guaranteed Notes (Callable 08/01/17 @ 104.41)	(B+, B2)	08/01/22	5.875	1,185,281
575	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(BB-, Ba3)	02/15/21	6.625	603,750

					3,708,051

Recreation & Travel (0.1%)
250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/16 @ 103.94)[1]	(BB-, B3)	01/15/21	5.250	256,875

Software - Services (4.9%)
685	Audatex North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/18 @ 103.06)[1]	(BB-, Ba3)	11/01/23	6.125	706,406
1,523	MedAssets, Inc., Global Company Guaranteed Notes (Callable 07/31/15 @ 104.00)	(B, B3)	11/15/18	8.000	1,580,935
1,000	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)[5]	(B+, B2)	01/15/23	4.500	887,500
900	Optimas OE Solutions, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/18 @ 104.31)[1]	(B-, B3)	06/01/21	8.625	918,000
1,050	Sophia Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/31/15 @ 107.31)[1]	(CCC+, Caa1)	01/15/19	9.750	1,118,250
445	Sophia Holding Finance, Inc., PIK, Rule 144A, Company Guaranteed Notes (Callable 07/31/15 @ 102.00)[1]	(CCC+, Caa2)	12/01/18	9.625	452,231
1,450	SS&C Technologies Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/18 @ 104.41)[1]	(B+, B3)	07/15/23	5.875	1,450,000
975	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)[1]	(CCC+, Caa1)	04/01/22	8.750	716,625
1,698	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 07/31/15 @ 104.56)	(CCC+, Caa1)	01/15/19	9.125	1,502,730

					9,332,677

Specialty Retail (0.3%)
500	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 11/15/15 @ 105.00)[1]	(CCC+, Caa2)	11/15/18	10.000	499,375
150	IT Holding Finance S.A., Company Guaranteed Notes[3,10,7]	(NR, NR)	11/15/25	9.875	1,646
200	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)[1,10]	(CCC, Caa1)	04/15/19	9.875	105,404

					606,425

Steel Producers/Products (0.6%)
1,200	JMC Steel Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/31/15 @ 104.13)[1,5]	(B-, Caa1)	03/15/18	8.250	1,102,500

Support - Services (4.4%)
1,075	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, Ba3)	06/01/21	7.250	1,142,187
750	Garda World Security Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/16 @ 105.44)[1]	(CCC+, Caa1)	11/15/21	7.250	723,750
1,731	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)[5]	(BB-, B3)	09/01/22	7.000	1,793,749
800	Light Tower Rentals, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.09)[1]	(B, B2)	08/01/19	8.125	664,000
1,000	NCSG Crane & Heavy Haul Services, Inc., Rule 144A, Secured Notes (Callable 08/15/17 @ 109.50)[1]	(B-, Caa2)	08/15/19	9.500	655,000
600	Outerwall, Inc., Global Company Guaranteed Notes (Callable 06/15/17 @ 104.41)	(BB-, Ba3)	06/15/21	5.875	564,000
950	Safway Finance Corp., Rule 144A, Secured Notes (Callable 07/31/15 @ 103.50)[1]	(B+, B3)	05/15/18	7.000	975,925
875	Sterigenics-Nordion Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.88)[1]	(CCC+, Caa1)	05/15/23	6.500	890,313
915	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 05/15/16 @ 103.69)	(BB-, B1)	05/15/20	7.375	980,871

					8,389,795

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Tech Hardware & Equipment (3.8%)
$1,000	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	$1,066,250
700	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/15 @ 103.50)[1]	(B, B1)	04/01/19	7.000	687,750
750	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/15 @ 104.50)[1,5]	(B, B1)	04/01/19	9.000	768,750
1,550	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)[1]	(B+, Ba3)	09/01/22	5.500	1,546,125
1,700	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/15 @ 104.75)[1]	(BB+, Ba1)	12/01/16	9.500	1,751,000
525	CDW Finance Corp., Company Guaranteed Notes (Callable 06/01/24 @ 100.00)	(B+, B1)	12/01/24	5.500	521,062
1,000	Dell, Inc., Global Senior Unsecured Notes	(BB+, Ba3)	04/15/38	6.500	955,000

					7,295,937

Telecom - Satellite (1.5%)
482	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB-, B3)	06/15/21	7.625	532,104
750	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 04/01/16 @ 103.75)	(B+, B3)	04/01/21	7.500	744,375
600	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 07/31/15 @ 103.63)	(B+, B3)	04/01/19	7.250	611,250
250	Intelsat Luxembourg S.A., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.38)	(CCC+, Caa2)	06/01/18	6.750	237,500
800	Intelsat Luxembourg S.A., Global Company Guaranteed Notes (Callable 06/01/17 @ 103.88)[5]	(CCC+, Caa2)	06/01/21	7.750	671,000

					2,796,229

Telecom - Wireless (1.6%)
225	Sprint Corp., Global Company Guaranteed Notes	(B+, B2)	09/15/23	7.875	220,005
650	Sprint Corp., Global Company Guaranteed Notes	(B+, B2)	06/15/24	7.125	604,565
700	Sprint Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 100.00)	(B+, B2)	02/15/25	7.625	661,500
1,575	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 09/01/19 @ 103.19)	(BB, Ba3)	03/01/25	6.375	1,614,375

					3,100,445

Telecom - Wireline Integrated & Services (0.2%)
350	Hellas Telecommunications Luxembourg II S.C.A., Rule 144A, Subordinated Notes[1,2,3,7,9]	(NR, NR)	01/15/15	0.000	—
350	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/18 @ 104.50)[1]	(B-, Caa1)	04/01/23	6.000	346,570

					346,570

Telecommunications Equipment (0.5%)
875	CommScope Technologies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/20 @ 103.00)[1]	(B, B2)	06/15/25	6.000	873,906

Theaters & Entertainment (1.8%)
775	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 02/15/17 @ 104.41)	(B, B3)	02/15/22	5.875	790,500
650	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)[1]	(BB, B1)	06/15/23	6.000	658,125
1,815	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	1,910,287

					3,358,912

Transport Infrastructure/Services (0.5%)
400	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 01/15/17 @ 105.53)[1]	(BB-, B1)	01/15/22	7.375	348,000
725	Teekay Offshore Finance Corp., Global Senior Unsecured Notes	(NR, NR)	07/30/19	6.000	657,938

					1,005,938

TOTAL CORPORATE BONDS (Cost $154,858,772)					147,370,546

BANK LOANS (12.5%)
Auto Parts & Equipment (0.8%)
750	Jason, Inc.[12]	(CCC+, Caa1)	06/30/22	9.000	691,249
780	U.S. Farathane LLC[12]	(B+, B2)	12/23/21	6.750	787,800

					1,479,049

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Building Materials (0.6%)
$1,134	Panolam Industries International, Inc.[12]	(BB-, B2)	08/23/17	7.750	$1,125,740

Chemicals (2.0%)
1,750	AZ Chem U.S., Inc.[12]	(B-, B1)	06/12/22	7.500	1,748,906
1,975	Ravago Holdings America, Inc.[12]	(BB+, B2)	12/20/20	5.500	1,989,823

					3,738,729

Diversified Capital Goods (0.5%)
930	Dynacast International LLC[12]	(B-, Caa1)	01/30/23	9.500	932,325

Electronics (0.7%)
1,406	FIDJI Luxembourg (BC4) Sarl[12]	(BB-, B1)	12/24/20	6.250	1,408,008

Food - Wholesale (0.2%)
500	Del Monte Foods, Inc.[12]	(CCC+, Caa1)	08/18/21	8.250	455,315

Gaming (0.4%)
750	CBAC Borrower LLC[12]	(B-, B3)	07/02/20	8.250	695,625

Health Services (0.4%)
750	Phillips-Medisize Corp.[12]	(CCC+, Caa2)	06/16/22	8.250	750,469

Investments & Misc. Financial Services (1.3%)
1,000	Ascensus, Inc.[12]	(CCC+, Caa1)	12/02/20	9.000	1,002,505
475	Liquidnet Holdings, Inc.[12]	(B, B3)	05/22/19	7.750	460,750
1,000	Mergermarket U.S.A., Inc.[12]	(CCC+, Caa2)	02/04/22	7.500	937,500

					2,400,755

Machinery (0.6%)
1,250	CPM Holdings, Inc.[12]	(B, Caa1)	04/10/23	10.250	1,256,250

Media Content (0.3%)
500	DLG Acquisitions Ltd.[10,12]	(B-, Caa2)	06/30/22	8.250	551,529

Oil Field Equipment & Services (0.4%)
1,000	Shelf Drilling Holdings Ltd.[12]	(B+, B1)	10/08/18	10.000	711,665

Recreation & Travel (1.0%)
985	Abercrombie & Kent U.S. Group Holdings, Inc.[3,12]	(NR, NR)	12/09/18	5.000	920,975
1,000	Legendary Pictures Funding LLC[12]	(NR, NR)	04/17/20	7.000	1,000,000

					1,920,975

Software - Services (1.0%)
1,000	Deltek, Inc.[12]	(CCC+, Caa2)	06/17/23	8.500	1,007,500
988	Intralinks, Inc.[3,12]	(BB, B2)	02/21/19	7.250	985,031

					1,992,531

Specialty Retail (0.8%)
1,500	BJ’s Wholesale Club, Inc.[12]	(CCC, Caa2)	03/26/20	8.500	1,516,042

Telecom - Wireless (0.4%)
757	Maritime Telecommunications Network, Inc.[12]	(B+, NR)	03/04/16	8.250	756,772

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Telecom - Wireline Integrated & Services (0.5%)
$1,000	Omnitracs, Inc.[12]	(CCC+, Caa1)	05/25/21	8.750	$987,500

Theaters & Entertainment (0.2%)
1,000	CKX, Inc.[12]	(CCC-, Caa1)	06/21/17	9.000	412,500

Transport Infrastructure/Services (0.4%)
680	PODS LLC[12]	(CCC+, Caa1)	02/02/23	9.250	690,625

TOTAL BANK LOANS (Cost $24,665,436)					23,782,404

ASSET BACKED SECURITIES (7.3%)
Collateralized Debt Obligations (7.3%)
1,000	Carlyle Global Market Strategies CLO Ltd., 2012-4A, Rule 144A1,9	(NR, NR)	01/20/25	0.000	897,554
2,000	CIFC Funding Ltd., 2012-2A, Rule 144A1,12	(BB-, NR)	12/05/24	6.034	2,000,631
1,250	Eaton Vance CLO Ltd., 2014-1A, Rule 144A1,12	(NR, Ba3)	07/15/26	5.306	1,156,186
1,000	ECP CLO Ltd., 2013-5A, Rule 144A1,12	(BB, NR)	01/20/25	4.475	882,209
1,000	Galaxy XIV CLO Ltd., 2012-14A, Rule 144A1,12	(BB, NR)	11/15/24	5.657	978,990
1,000	ING Investment Management CLO Ltd., 2012-1RA, Rule 144A1,12	(B, NR)	03/14/22	6.776	995,712
1,000	Jamestown CLO III Ltd., 2013-3A, Rule 144A1,12	(BB-, NR)	01/15/26	4.875	895,218
1,000	JFIN CLO Ltd., 2013-1A, Rule 144A1,12	(BB, NR)	01/20/25	5.025	851,864
1,500	Ocean Trails CLO IV, 2013-4A, Rule 144A1,12	(B, NR)	08/13/25	6.177	1,316,002
1,000	Shackleton I CLO Ltd., 2012-1A, Rule 144A1,12	(BB, NR)	08/14/23	6.480	982,679
700	Stewart Park CLO Ltd., 2015-1A, Rule 144A1,9	(NR, NR)	04/15/26	0.000	715,397
1,325	Venture XVII CLO Ltd., 2014-17A, Rule 144A1,12	(NR, Ba2)	07/15/26	5.275	1,210,775
1,000	WhiteHorse VIII Ltd., 2014-1A, Rule 144A1,12	(NR, Ba3)	05/01/26	4.828	876,239

TOTAL ASSET BACKED SECURITIES (Cost $13,865,207)					13,759,456

Number of Shares
COMMON STOCKS (0.0%)
Building Materials (0.0%)
372	Dayton Superior Corp.[2,3,13]				—

Gaming (0.0%)
36,250	Majestic Holdco LLC[3,13]				8,610
1,500	Progressive Gaming International Corp.[3,13]				8

					8,618

Media Content (0.0%)
26,986	Cumulus Media, Inc., Class A5,13				54,781

TOTAL COMMON STOCKS (Cost $323,430)					63,399

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
413	Dayton Superior Corp.[2,3,13] (Cost $156,000)				—

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2015 (unaudited)

Number of Shares				Value

SHORT-TERM INVESTMENTS (10.3%)
14,619,471	State Street Navigator Prime Portfolio, 0.18%[14]			$14,619,471

Par (000)		Maturity	Rate%
$4,974	State Street Bank and Trust Co. Euro Time Deposit	07/01/15	0.010	4,973,956

TOTAL SHORT-TERM INVESTMENTS (Cost $19,593,427)				19,593,427

TOTAL INVESTMENTS AT VALUE (107.9%) (Cost $213,462,272)				204,569,232

LIABILITIES IN EXCESS OF OTHER ASSETS (-7.9%)				(15,019,426)

NET ASSETS (100.0%)				$189,549,806

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $86,891,820 or 45.8% of net assets.

[2]	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

[3]	Illiquid security.

[4]	Par value of security held is less than 1,000.

[5]	Security or portion thereof is out on loan (See note 2-I).

[6]	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

[7]	Bond is currently in default.

[8]	REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

[9]	Zero-coupon security.

[10]	This security is denominated in Euro.

[11]	This security is denominated in British Pound.

[12]	Variable rate obligations - The interest rate is the rate as of June 30, 2015.

[13]	Non-income producing security.

[14]	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at June 30, 2015.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	750,000	USD	839,745	07/15/15	Morgan Stanley	$839,745	$835,790	$(3,955)
GBP	25,000	USD	39,107	07/15/15	Morgan Stanley	39,107	39,314	207
USD	3,343,917	EUR	3,135,500	07/15/15	Morgan Stanley	(3,343,917)	(3,494,158)	(150,241)
USD	1,395,488	GBP	942,000	07/15/15	Morgan Stanley	(1,395,488)	(1,481,350)	(85,862)

								$(239,851)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $14,619,471 (Cost $213,462,272) (Note 2)	$204,569,232 [1]
Cash	84,393
Foreign currency at value (cost $271,770)	284,399
Dividend and interest receivable	3,193,840
Receivable for investments sold	1,327,534
Unrealized appreciation on forward currency contracts (Note 2)	207
Prepaid expenses and other assets	17,875

Total assets	209,477,480

Liabilities
Investment advisory fee payable (Note 3)	210,317
Administrative services fee payable (Note 3)	2,805
Payable upon return of securities loaned (Note 2)	14,619,471
Payable for investments purchased	4,709,500
Unrealized depreciation on forward currency contracts (Note 2)	240,058
Directors’ fee payable	52,549
Accrued expenses	92,974

Total liabilities	19,927,674

Net Assets
Applicable to 52,257,211 shares outstanding	$189,549,806

Net Assets
Capital stock, $.001 par value (Note 6)	52,257
Paid-in capital (Note 6)	234,038,673
Accumulated net investment loss	(449,884)
Accumulated net realized loss on investments and foreign currency transactions	(34,972,168)
Net unrealized depreciation from investments and foreign currency translations	(9,119,072)

Net assets	$189,549,806

Net Asset Value Per Share ($189,549,806 / 52,257,211)	$3.63

Market Price Per Share	$3.20

[1]	Including $14,241,860 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Operations

For the Six Months Ended June 30, 2015 (unaudited)

Investment Income
Interest	$7,164,515
Securities lending (net of rebates)	49,186
Foreign taxes withheld	(188)

Total investment income	7,213,513

Expenses
Investment advisory fees (Note 3)	418,858
Administrative services fees (Note 3)	27,001
Directors’ fees	64,522
Printing fees	38,830
Transfer agent fees	25,152
Audit and tax fees	24,856
Legal fees	21,438
Custodian fees	12,850
Stock exchange listing fees	9,395
Insurance expense	3,353
Commitment fees (Note 4)	2,335
Miscellaneous expense	4,902

Total expenses	653,492

Net investment income	6,560,021

Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	898,918
Net realized gain from foreign currency transactions	687,414
Net change in unrealized appreciation (depreciation) from investments	(624,842)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(416,536)

Net realized and unrealized gain from investments and foreign currency related items	544,954

Net increase in net assets resulting from operations	$7,104,975

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
From Operations
Net investment income	$6,560,021	$13,182,736
Net realized gain from investments and foreign currency transactions	1,586,332	2,123,281
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(1,041,378)	(12,386,485)

Net increase in net assets resulting from operations	7,104,975	2,919,532

From Dividends and Distributions
Dividends from net investment income	(6,897,952)	(14,153,373)
Return of Capital	—	(265,864)

Net decrease in net assets resulting from dividends and distributions	(6,897,952)	(14,419,237)

From Capital Share Transactions (Note 6)
Issuance of 0 and 16,858 shares through the directors compensation plan (Note 3)	—	62,984

Net increase in net assets from capital share transactions	—	62,984

Net increase (decrease) in net assets	207,023	(11,436,721)
Net Assets
Beginning of period	189,342,783	200,779,504

End of period	$189,549,806	$189,342,783

Accumulated net investment loss	$(449,884)	$(111,953)

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Financial Highlights

	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31,
		2014	2013	2012	2011	2010
Per share operating performance
Net asset value, beginning of period	$3.62	$3.84	$3.80	$3.60	$3.70	$3.56

INVESTMENT OPERATIONS
Net investment income	0.13	0.25	0.28	0.32	0.30	0.32
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.01	(0.19)	0.05	0.20	(0.11)	0.17

Total from investment activities	0.14	0.06	0.33	0.52	0.19	0.49

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.13)	(0.27)	(0.29)	(0.32)	(0.29)	(0.35)
Return of capital	—	(0.01)	(0.01)	—	—	—

Total dividends and distributions	(0.13)	(0.28)	(0.30)	(0.32)	(0.29)	(0.35)

CAPITAL SHARE TRANSACTIONS
Increase to net asset value due to shares issued through at-the-market offerings	—	—	0.01	—	—	—

Net asset value, end of period	$3.63	$3.62	$3.84	$3.80	$3.60	$3.70

Per share market value, end of period	$3.20	$3.29	$3.56	$4.03	$3.65	$3.56

TOTAL INVESTMENT RETURN[1]
Net asset value	4.45%	1.92%	9.34%	14.95%	5.35%	14.71%
Market value	1.32%	(0.09)%	(4.42)%	20.24%	11.02%	16.94%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$189,550	$189,343	$200,780	$190,673	$180,011	$184,943
Ratio of expenses to average net assets	0.69%[2]	0.71%	0.76%	0.75%	0.73%	0.76%
Ratio of expenses to average net assets excluding interest expense	0.69%[2]	—	—	—	—	—
Ratio of net investment income to average net assets	6.95%[2]	6.60%	7.40%	8.49%	8.09%	8.76%
Portfolio turnover rate	27%	67%	69%	67%	57%	86%

[1]	Total investment return at net asset value is based on changes in the net asset value of Fund shares and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the fund’s dividend reinvestment program. Total investment return at market value is based on changes in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV. Total returns for periods less than one year are not annualized.
[2]	Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements

June 30, 2015 (unaudited)

Note 1. Organization

Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) was incorporated on February 11, 1987 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to provide current income consistent with the preservation of capital.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification (“ASC”) Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$147,223,993	$146,553		$147,370,546
Bank Loans	—	15,556,761	8,225,643		23,782,404
Asset Backed Securities	—	13,759,456	—		13,759,456
Common Stocks	54,789	8,610	—		63,399
Preferred Stocks	—	—	0	[1]	0	[1]
Short-term Investments	—	19,593,427	—		19,593,427

	$54,789	$196,142,247	$8,372,196		$204,569,232

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$207	$—		$207

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$240,058	$—		$240,058

[1]	Included a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of June 30, 2015 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate Bonds	Bank Loans	Common Stocks	Preferred Stock	Total
Balance as of December 31, 2014	$3,769	$1,700,650	$209,052	$—	$1,913,471
Accrued discounts (premiums)	—	28,641	—	—	28,641
Purchases	—	3,894,150	—	—	3,894,150
Sales	(12)	(25,000)	(285,000)	—	(310,012)
Realized gain (loss)	—	587	285,000	—	285,587
Change in unrealized appreciation (depreciation)	(2,250)	(289,178)	(200,443)	—	(491,871)
Transfers into Level 3	145,046	3,328,293	—	—	3,473,339
Transfers out of Level 3	—	(412,500)	(8,609)	—	(421,109)

Balance as of June 30, 2015	$146,553	$8,225,643	$—	—	$8,372,196

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015	$(2,250)	$94,744	$—	$—	$92,494

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 06/30/2015	Valuation Technique	Unobservable Input	Range
Corporate Bonds	$146,553	Market Approach	Single Broker Quote	NA
Bank Loans	$8,225,643	Market Approach	Single Broker Quote	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs Credit Suisse Asset Management LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended June 30, 2015, there were no transfers in and out of Level 1 and Level 2, but there were $3,473,340 transferred out from Level 2 to Level 3 due to lack of observable market data because of decrease in market activity and $421,109 transferred out from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows. For the six months ended June 30, 2015, the Fund’s derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of June 30, 2015

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward currency contracts	$207	Unrealized depreciation on forward currency contracts	$240,058

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Currency Contracts	Net realized gain from forward currency transactions*	$730,711	Net change in unrealized appreciation (depreciation) from forward currency translations*	$(435,431)

*	Statement of Operations includes both forward currency contracts and foreign currency transactions/translations.

The notional amount of forward foreign currency contracts at the six months ended June 30, 2015 is reflected in the Schedule of Investments. For the six months ended June 30, 2015, the Fund had an average monthly value on a net basis of $5,469,099 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund’s derivative assets net of related collateral held by the Fund at June 30, 2015:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Morgan Stanley	$207	$(207)	$—	$—	$—

The following table presents by counterparty the Fund’s derivative liabilities net of related collateral pledged by the Fund at June 30, 2015:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$240,058	$(207)	$—	$—	$239,851

(a)	Forward foreign currency exchange contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis and records them on ex-date. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The Fund’s dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of common stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund’s intention to continue to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships (“Qualifying Income”).

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the IRS.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company (“SSB”), the Fund’s custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. The Fund’s open forward foreign currency contracts at June 30, 2015 are disclosed in the Schedule of Investments.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund’s securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund’s securities lending agent. As of June 30, 2015, the Fund had investment securities on loan with a fair value of $14,241,860 and a related liability of $14,619,471 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in level 2 of the fair value hierarchy. For the six months ended June 30, 2015, the value of the related collateral exceeded the value of the securities loaned.

The Fund’s securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2015, total earnings from the Fund’s investment in cash collateral received in connection with securities lending arrangements was $59,093, of which $1,174 was rebated to borrowers (brokers). The Fund retained $49,186 in income from the cash collateral investment, and SSB, as lending agent, was paid $8,733. Securities lending income is accrued as earned.

J) OTHER — Lower-rated debt securities (commonly known as “junk bonds”) possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund’s net asset value.

K) NEW ACCOUNTING PRONOUNCEMENTS — In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2015, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at a rate per annum, computed weekly and paid quarterly as follows: 0.50% of the lower of the weekly stock price (market value) of the Fund’s outstanding shares or its average weekly net assets. For the six months ended June 30, 2015, investment advisory fees earned were $418,858.

SSB serves as Accounting and Administrative Agent for the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2015, administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $27,001.

The Independent Directors receive fifty percent (50%) of their annual retainer in the form of shares of the Fund. During the six months ended June 30, 2015 and the year ended December 31, 2014, 0 shares and 16,858 shares were issued through the Directors’ compensation plan, respectively. Directors as a group own less than 1% of the Fund’s outstanding shares as of June 30, 2015.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the “Participating Funds”), participates in a committed, unsecured line of credit facility (“Credit Facility”), in an aggregated amount of $200 million for temporary or emergency purposes with SSB under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2015, the Fund had loans outstanding under the Credit Facility of $0. During the six months ended June 30, 2015, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding	Interest Paid
$2,663	1.380%	$482,000	$18

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2015 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2015, purchases and sales of investment securities (excluding short-term investments) were $51,041,785 and $49,509,903, respectively.

Note 6. Fund Shares

The Fund offers a Dividend Reimbursement Plan (the “Plan”) to its common stockholders. By participating in the Plan, dividends and distributions will be promptly paid to stockholders in additional shares of common stock of the Fund. The number of shares to be issued will be determined by dividing the total amount of the distribution payable by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution to purchase shares of Fund common stock in the open market.

The Fund has one class of shares of common stock, par value $.001 per share; one hundred million shares are authorized. Transactions in shares of common stock were as follows:

	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
Shares issued through the Directors compensation plan	—	16,858

Net increase	—	16,858

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the “Department of Justice”) filed a one-count criminal information (the “Information”) in the District Court for the Eastern District of Virginia (the “District Court”) charging Credit Suisse AG (“CSAG”) with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the “Plea Agreement”) settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the “Federal Reserve”) to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG’s New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2015 (unaudited)

Note 8. Other Matters

sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the “DFS”) to resolve the DFS’s investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG (“CS Group”), the parent company of CSAG, with the Securities and Exchange Commission (the “Commission”) on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

Credit Suisse Asset Management Income Fund, Inc.

Results of Annual Meeting of Shareholders (unaudited)

On April 21, 2015, the Annual Meeting of Shareholders of the Fund was held. Robert Wilson, in his capacity as Inspector, reported that, with respect to the proposal relating to the election of two Directors, the following number of Shares were voted:

NOMINEE	“FOR” NOMINEE	WITHHELD
Lawrence J. Fox	34,925,647	2,747,703
John G. Popp	34,909,999	2,763,351

In addition to the Trustees elected at the meeting, Enrique R. Arzac, Terry Fires Bovarnick, James J. Cattano and Steven N. Rappaport continue to serve as Directors of the Fund.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use (“individual investors”). Specified sections of this notice, however, also apply to other types of investors (called “institutional investors”). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•	Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•	Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•	We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•	We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•	In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

•	To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 27, 2015.

Credit Suisse Asset Management Income Fund, Inc.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	By calling 1-800-293-1232

•	On the Fund’s website, www.credit-suisse.com/us/funds

•	On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Fixed Income

Credit Suisse Asset Management Income Fund, Inc. (NYSE MKT: CIK)

Credit Suisse High Yield Bond Fund (NYSE MKT: DHY)

Literature Request — Call today for free descriptive information on the closed-ended funds listed above at 1-800-293-1232 or visit our website at www.credit-suisse.com/us/funds.

OPEN-END FUNDS

Credit Suisse Commodity Return Strategy Fund	Credit Suisse Strategic Income Fund
Credit Suisse Floating Rate High Income Fund	Credit Suisse Commodity ACCESS Strategy Fund
Credit Suisse Multialternative Strategy Fund	Credit Suisse Managed Futures Strategy Fund
Credit Suisse Emerging Markets Equity Fund	Credit Suisse Volaris US Strategies Fund
Credit Suisse Global Sustainable Dividend Equity Fund

Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 1-877-870-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund’s common stock. Computershare Trust Company, N.A. (“Computershare”) acts as Plan Agent for stockholders in administering the Plan.

If your shares of common stock of the Fund are registered in your own name, you will automatically participate in the Plan, unless you have indicated that you do not wish to participate and instead wish to receive dividends and capital gains distributions in cash. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online “Account Access” and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.

By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.

You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund’s common stock.

The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.

There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2006). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2006).

You may terminate your participation in the Plan at any time by notifying Computershare or requesting a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:	www.computershare.com

By phone:	(800) 730-6001 (U.S. and Canada)
(781) 575-3100 (Outside U.S. and Canada)

Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:	Credit Suisse Asset Management Income Fund, Inc.
c/o Computershare
P.O. Box 30170
College Station, TX 77842-3170

Overnight correspondence should be sent to:

Computershare
211 Quality Circle, Suite 210
College Station, TX 77845

All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.

The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

CIK-SAR-0615

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 10, 2015.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b)     The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 1, 2015

/s/Rocco DelGuercio
Name:	Rocco DelGuercio
Title:	Chief Financial Officer and Treasurer
Date:	September 1, 2015